Hartford Life Insurance Company Separate Account Three:

333-101927	Hartford Select Leaders (Series II-IV)
333-102625	Hartford Select Leaders Outlook (Series I-II)
333-35000	Hartford Select Leaders (Series I/IR)
333-69493	Select Dimensions (Series II/IIR)
333-52711	Select Dimensions Asset Manager (Series I/IR)
033-80738	Select Dimensions (Series I)

Hartford Life and Annuity Company Separate Account Three:

333-101928	Hartford Select Leaders (Series II-IV)
333-102628	Hartford Select Leaders Outlook (Series I-II)
333-34998	Hartford Select Leaders (Series I/IR)
333-69491	Select Dimensions (Series II/IIR)
333-52707	Select Dimensions Asset Manager (Series I/IR)
033-80732	Select Dimensions (Series I)

Hartford Life Insurance Company Separate Account Two:

333-101923	The Director (Series VIII and VIIIR)
The BB&T Director (Series III and IIIR)
AmSouth Variable Annuity (Series III and IIIR)
The Director Select (Series III and IIIR)
The Director Choice (Series III and IIIR)
The Huntington Director (Series II and IIR)
Fifth Third Director (Series II and IIR)
Wells Fargo Director (Series II and IIR)
Director Ultra
333-105252	Director Epic (Series I and IR)
333-101931	Nations (Series III)
333-101934	Director Access (Series II and IIR)
Director Choice Access (Series II and IIR)
333-101938	The Director Edge (Series II and IIR)
333-101944	The Director Plus (Series II and IIR)
AmSouth Variable Annuity Plus (Series II and IIR)
The Director Select Plus (Series II and IIR)
333-105253	Director Epic Plus (Series I and IR)
333-101950	The Director Outlook (Series II and IIR)
BB&T Director Outlook (Series II and IIR)
AmSouth Variable Annuity Outlook (Series II and IIR)
Director Select Outlook (Series II and IIR)
Huntington Director Outlook (Series II and IIR)
Classic Director Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105266	Director Epic Outlook (Series I and IR)
333-69485	The Director (Series VII and VIIR)
The BB&T Director (Series II and IIR)
AmSouth Variable Annuity (Series II and IIR)
The Director Select (Series II and IIR)
The Director Choice (Series II and IIR)

The Huntington Director (Series I and IR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
The Wachovia Director (Series I and IR)
Fifth Third Director (Series I and IR)
Director Classic (Series I and IR)
333-69489	Nations (Series II/IIR)
333-45301	Director Access (Series I and IR)
Director Choice Access (Series I and IR)
333-66343	The Director Edge (Series I and IR)
333-91925	The Director Plus (Series I and IR)
AmSouth Variable Annuity Plus (Series I and IR)
The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
Director Elite Plus (Series I and IR)
The Director Solution Plus (Series I and IR)

333-39612	The Director Outlook (Series I and IR)
BB&T Director Outlook (Series I and IR)
AmSouth Variable Annuity Outlook (Series I and IR)
Director Select Outlook (Series I and IR)
Huntington Director Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
Classic Director Outlook (Series I)
333-19605	Director Immediate Variable Annuity
033-73570	The Director (Series VI)
The BB&T Director
AmSouth Variable Annuity
The Director Select
The Director Choice
333-41213	Nations (Series I)
033-19945	The Director (Series I)
033-06952	The Director (Series II-V)

Hartford Life And Annuity Insurance Company Separate Account One:

333-101924	The Director (Series VIII and VIIIR)
Director Preferred (Series II and IIR)
Wells Fargo Director (Series II and IIR)
333-105259	Director Epic (Series I and IR)
333-101935	Director Access (Series II and IIR)
333-101939	The Director Edge (Series II and IIR)
333-101945	The Director Plus (Series II and IIR)
Director Preferred Plus (Series II and IIR)
333-105255	Director Epic Plus (Series I and IR)
333-101951	The Director Outlook (Series II and IIR)
Director Select Outlook (Series II and IIR)
Director Preferred Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105267	Director Epic Outlook (Series I and IR)
333-69487	The Director (Series VII and VIIR)
The Director Select (Series II and IIR)
The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
Wells Fargo Director (Series I and IR)
333-45303	Director Access (Series I and IR)
333-66345	The Director Edge (Series I and IR)
333-91933	The Director Plus (Series I and IR)
The Director Select Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
The Director Solution Plus (Series I and IR)

333-39620	The Director Outlook (Series I and IR)
Director Select Outlook (Series I and IR)
Director Preferred Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
Wells Fargo Director Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
333-95781	Director Vision (Series I and IR)
333-19607	Director Immediate Variable Annuity
033-73568	The Director (Series VI)
The Director Select
033-56790	The Director (Series IV-V)

Hartford Life and Annuity Insurance Company Separate Account Six:

033-86330	Hartford Pathmaker

Hartford Life Insurance Company Separate Account Seven:

333-104356	Hartford Leaders Epic (Series I/IR)
333-105254	Hartford Leaders Epic Plus (Series I/IR)
333-105270	Hartford Leaders Epic Outlook (Series I/IR)
333-69475	Hartford Leaders (Series I/IR)
Hartford Leaders Solution (Series I/IR)
Hartford Leaders Elite (Series I/IR)
Director Focus (Series I/IR)
333-70153	Hartford Leaders Access (Series I/IR)
333-68463	Hartford Leaders Edge (Series I/IR)
333-91927	Hartford Leaders Plus (Series I/IR)
Hartford Leaders Elite Plus (Series I/IR)
Hartford Leaders Solution Plus (Series I/IR)
333-40414	Hartford Leaders Outlook (Series I/IR)
Hartford Leaders Elite Outlook (Series I/IR)
Hartford Leaders Solution Outlook (Series I/IR)
Huntington Hartford Leaders Outlook (Series I/IR)
Classic Hartford Leaders Outlook (Series I/IR)
Nations Outlook Variable Annuity (Series I/IR)

Hartford Life and Annuity Insurance Company Separate Account Seven:

333-104357	Hartford Leaders Epic (Series I/IR)
333-105256	Hartford Leaders Epic Plus (Series I/IR)
333-105272	Hartford Leaders Epic Outlook (Series I/IR)
333-76419	Hartford Leaders (Series I/IR)
Hartford Leaders Solution (Series I/IR)
333-76425	Hartford Leaders Access (Series I/IR)
333-76423	Hartford Leaders Edge (Series I/IR)
333-91921	Hartford Leaders Plus (Series I/IR)
Hartford Leaders Solution Plus (Series I/IR)
333-40410	Hartford Leaders Outlook (Series I/IR)
Hartford Leaders Elite Outlook (Series I/IR)
Hartford Leaders Solution Outlook (Series I/IR)

333-95785	Hartford Leaders Vision (Series I/IR)

Hartford Life Insurance Company Separate Account Ten:

333-101925	Putnam Hartford Capital Manager (Series VIII/VIIIR)
333-101929	Putnam Hartford Capital Access (Series II/IIR)
333-101940	Putnam Hartford Capital Manager Edge (Series III/IIIR)
333-101946	Putnam Hartford Capital Manager Plus (Series II/IIR)
333-101952	Putnam Hartford Capital Manager Outlook (Series II/IIR)
333-69439	Putnam Hartford Capital Manager (Series VI/VIR)
Putnam Hartford Capital Manager (Series VII)
Putnam Hartford AssetManager (Series I/IR)
333-50467	Putnam Hartford Capital Access (Series I/IR)
333-66939	Putnam Hartford Capital Manager Edge (Series I/IR)
Putnam Hartford Capital Manager Edge (Series II)
333-91929	Putnam Hartford Capital Manager Plus (Series I/IR)
333-39604	Putnam Hartford Capital Manager Outlook (Series I/IR)
033-73566	Putnam Hartford Capital Manager (Series V)
033-17207	Putnam Capital Manager (Series I-IV)

Hartford Life and Annuity Insurance Company Separate Account Ten:

333-101926	Putnam Hartford Capital Manager (Series VIII/VIIIR)
333-101930	Putnam Hartford Capital Access (Series II/IIR)
333-101941	Putnam Hartford Capital Manager Edge (Series III/IIIR)
333-101947	Putnam Hartford Capital Manager Plus (Series II/IIR)
333-101953	Putnam Hartford Capital Manager Outlook (Series II/IIR)
333-69429	Putnam Hartford Capital Manager (Series VI/VIR)
Putnam Hartford Capital Manager (Series VII)
333-50465	Putnam Hartford Capital Access (Series I/IR)
333-66935	Putnam Hartford Capital Manager Edge (Series I/IR)
Putnam Hartford Capital Manager Edge (Series II)
333-91931	Putnam Hartford Capital Manager Plus (Series I/IR)
333-39608	Putnam Hartford Capital Manager Outlook (Series I/IR)
033-73572	Putnam Hartford Capital Manager (Series V)
033-60702	Putnam Capital Manager (Series I-IV)

Union Security Life Insurance Company of New York Separate Account A:

033-71686	Masters Variable Annuity
033-71688	Opportunity Variable Annuity
333-20343	TD Waterhouse Variable Annuity

Union Security Insurance Company Variable Account D:

033-73986	Wells Fargo Passage Variable Annuity

033-19421	Opportunity Variable Annuity
Opportunity + Variable Annuity
033-37577	Masters Variable Annuity
Masters + Variable Annuity
033-63935	TD Waterhouse Variable Annuity
333-43799	Empower Variable Annuity
333-65233	Triple Crown Variable Annuity
333-79701	Income Preferred
333-43886	Union Security Variable Annuity

Supplement Dated September 17, 2007 to the Prospectus Dated May 1, 2007

Supplement Dated September 17, 2007 to Your Prospectus

Effective October 15, 2007, the following language is added to “Information Regarding Tax-Qualified Retirement Plans” at the end of sub-section 3. Tax Sheltered Annuity under Section 403(b) (“TSA”):

On July 26, 2007, final 403(b) regulations were issued by the IRS which will impact how we administer your 403(b) contract. In order to satisfy the 403(b) final regulations and prevent your contract from being subject to adverse tax consequences including potential penalties, contract exchanges after September 24, 2007 must, at a minimum, meet the following requirements: (1) the plan must allow the exchange, (2) the exchange must not result in a reduction in the participant’s or beneficiary’s accumulated benefit, (3) the contract received includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged, and (4) the employer enters into an agreement with the issuer of the other contract to provide information to enable the contract provider to comply with Internal Revenue Code requirements.  Such information would include details concerning severance from employment, hardship withdrawals, loans and basis.  As the final regulations will require certain written approvals from your employer, any exchange made without your employer’s approval may result in your 403(b) contract being subject to taxation and penalties. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations, especially if you are requesting any exchange without written approval of your employer.

As of the close of the New York Stock Exchange on September 24, 2007, we will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

This supplement should be retained with the prospectus for future reference.

HV-6162